Offerings - Offering: 1	Jan. 21, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 10,039,590.00
Amount of Registration Fee	$ 1,386.47
Offering Note	The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $1,386.47 was paid in connection with the filing of the Schedule TO-I by Onex Direct Lending BDC Fund (File No. 005-93864) on January 9, 2026. Calculated at $138.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.